Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of RSAs
The RSAs in each year are as follows:

	2021 RSAs	2022 RSAs
Resolution Date of TSMC’s shareholders in its meeting	July 26, 2021	June 8, 2022
Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023
Issuance of stocks (in millions)	1.4	2.1
Eligible employees	Executive officers	Executive officers
Grant date/Issuance date	March 1, 2022	March 1, 2023

Summary of vesting conditions of Employee RSAs performance metrics

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%

Summary of TSMC's Audited Consolidated Financial Statements

Summary of Granted 2021 RSAs

2021 RSAs
Number of Stocks (In Millions)
Balance, beginning of year	—
Issuance of stocks	1.4

Balance, end of year	1.4

Weighted-average fair value of RSAs (NT$ in dollars)	$325.81

Summary of RSAs Measured at Fair Value at Grant Date
The 2021 RSAs is measured at fair value at grant date by using the binominal tree approach. Relevant information is as follows:

2021 RSAs
March 1, 2022
Stock price at grant date (NT$ in dollars)	$604
Expected price volatility	25.34%-28.28%
Expected life	1-3 years
Risk-free interest rate	0.57%

Summary of Cash Settled Share Based Payment Arrangements
The cash-settled share-based payment arrangements in each year are as follows:

	2021 Plan	2022 Plan
Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023
Issuance of units (in millions) (Note)	0.2	0.4
Grant date	March 1, 2022	March 1, 2023
Note: One unit of the right represents a right to the market value of one TSMC’s common share when vested.

Summary of Fair Value of Compensation Costs	Relevant information is as follows:

Years Ended December 31, 2022
2021 Plan
Stock price at measurement date (NT$ in dollars)	$451
Expected price volatility	28.80%-32.19%
Residual life	1-3 years
Risk-free interest rate	1.09%